Collateral Financing Arrangements Collateral Financing Arrangements (Associated with Secondary Guarantees) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Drawings upon the Collateral Financing Arrangement	$ 4,196	$ 4,196
Secured Debt [Member] | Secured Debt Mrsc [Member]
Debt Instrument [Line Items]
Drawings upon the Collateral Financing Arrangement	2,797	2,797
Invested Assets On Deposit Held In Trust And Pledged As Collateral	$ 3,471	$ 3,440